PENSION AND POSTRETIREMENT BENEFIT - Defined Benefit Pension Plans Recognized as a Component of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Deferred tax benefit (expense)	$ 2	$ 0	$ 0
Other comprehensive income (loss), net of tax	(12)	0	0
Pension Benefits
Disclosure of defined benefit plans [line items]
Actuarial gain (loss)	(11)	0	0
Deferred tax benefit (expense)	2	0	0
Other comprehensive income (loss), net of tax	$ (9)	$ 0	$ 0